Prepaid Expenses and Other Accounts Receivable (Details) - Schedule of prepaid expenses, other accounts receivable and other investments - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of prepaid expenses, other accounts receivable and other investments [Abstract]
Prepaid expenses and advances to suppliers	$ 47,155	$ 37,394
Government departments	29,973	22,134
Dividend receivable from jointly controlled entity		3,000
Employees	301	488
Related Parties	404	1,278
Other	5,987	1,415
Total	$ 83,820	$ 65,709